Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Operating revenues(Notes 3, 17):
Fixed voice related services	¥ 1,329,963	¥ 1,441,383	¥ 1,578,941
Mobile voice related services	837,818	872,062	1,052,622
IP / packet communications services	3,757,846	3,672,157	3,711,866
Sale of telecommunication equipment	953,022	996,996	969,664
System integration	3,063,501	2,691,766	2,275,034
Other	1,598,847	1,420,953	1,337,047
Operating revenues, Total	11,540,997	11,095,317	10,925,174
Operating expenses(Notes 3, 17 and 19):
Cost of services (excluding items shown separately below)	2,458,057	2,434,870	2,360,916
Cost of equipment sold (Note 2) (excluding items shown separately below)	970,478	948,903	885,288
Cost of system integration (excluding items shown separately below)	2,197,506	1,900,319	1,643,988
Depreciation and amortization (Notes 9, 17)	1,766,325	1,827,998	1,880,293
Impairment losses (Notes 6,17)	19,821	38,739	5,738
Selling, general and administrative expenses (Note 19)	2,767,761	2,856,458	2,929,111
Goodwill and other intangible asset impairments (Notes 9, 17)	12,900	3,464	6,187
Operating expenses, Total	10,192,848	10,010,751	9,711,521
Operating income(Note 17)	1,348,149	1,084,566	1,213,653
Other income (expenses):
Interest and amortization of bond discounts and issue costs (Note 2)	(41,670)	(44,016)	(47,684)
Interest income	17,708	18,398	17,632
Other, net (Notes 8, 9, 20 and 21)	5,072	7,681	110,594
Nonoperating income (expense), Total	(18,890)	(17,937)	80,542
Income before income taxes and equity in earnings (losses) of affiliated companies	1,329,259	1,066,629	1,294,195
Income tax expense (benefit) (Note 12):
Current	457,674	364,845	483,113
Deferred	(102,849)	32,504	3,433
Income tax expense (benefit), Total	354,825	397,349	486,546
Income before equity in earnings (losses) of affiliated companies	974,434	669,280	807,649
Equity in earnings (losses) of affiliated companies (Notes 7 and 17)	5,772	5,889	(50,792)
Net income	980,206	675,169	756,857
Less-Net income attributable to noncontrolling interests	242,468	157,103	171,384
Net income attributable to NTT	¥ 737,738	¥ 518,066	¥ 585,473
Per share of common stock(Note 15):
Weighted average number of shares outstanding	2,105,782,828	2,187,360,018	2,299,516,428
Net income attributable to NTT	¥ 350.34	¥ 236.85	¥ 254.61
Cash dividends to be paid to shareholders of record date	¥ 110.00	¥ 90.00	¥ 85.00